LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of loss per share

	For the year ended December 31
	2022	2021	2020
Calculation of basic earnings per share:
Net loss	(397,789)	(17,050)	(17,563)
Loss attributed to ordinary shareholders in USD	(397,789)	(17,050)	(17,563)

Weighted average number of ordinary shares	30,030,805	*18,732,473	*18,365,191

Basic and diluted loss per share attributed in USD	(13.25)	*(0.91)	*(0.95)

* Restated as a result of the SPAC transaction